AAM/Phocas Real Estate Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.7%
	REITS-APARTMENTS — 12.6%
20,111	Centerspace - REIT	$1,098,664
71,408	Independence Realty Trust, Inc. - REIT	1,144,670
7,603	Mid-America Apartment Communities, Inc. - REIT	1,148,357
		3,391,691
	REITS-DATA CENTER — 6.8%
2,533	Equinix, Inc. - REIT	1,826,395
	REITS-DIVERSIFIED — 3.7%
83,988	Armada Hoffler Properties, Inc. - REIT	991,898
	REITS-HEALTH CARE — 7.6%
101,970	Global Medical, Inc. - REIT	928,947
20,915	Healthpeak Properties, Inc. - REIT	459,502
15,023	Ventas, Inc. - REIT	651,247
		2,039,696
	REITS-INDUSTRIALS — 13.8%
15,983	Prologis, Inc. - REIT	1,994,199
29,062	Rexford Industrial Realty, Inc. - REIT	1,733,548
		3,727,747
	REITS-INFRASTRUCTURE — 10.4%
8,957	American Tower Corp. - REIT	1,830,273
7,245	Crown Castle, Inc. - REIT	969,671
		2,799,944
	REITS-LODGING/RESORTS — 4.9%
30,509	Pebblebrook Hotel Trust - REIT	428,346
9,894	Ryman Hospitality Properties, Inc. - REIT	887,789
		1,316,135
	REITS-MANUFACTURED HOMES — 4.1%
7,822	Sun Communities, Inc. - REIT	1,101,964
	REITS-OFFICE — 4.1%
7,222	Alexandria Real Estate Equities, Inc. - REIT	907,011
3,523	Boston Properties, Inc. - REIT	190,665
		1,097,676
	REITS-REGIONAL MALLS — 4.0%
9,597	Simon Property Group, Inc. - REIT	1,074,576
	REITS-SELF STORAGE — 11.0%
10,424	Extra Space Storage, Inc. - REIT	1,698,382
4,182	Public Storage - REIT	1,263,550
		2,961,932

AAM/Phocas Real Estate Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REITS-SHOPPING CENTERS — 7.7%
37,036	Kimco Realty Corp. - REIT	$723,313
10,164	Regency Centers Corp. - REIT	621,834
52,737	Retail Opportunity Investments Corp. - REIT	736,208
		2,081,355
	REITS-SINGLE FAMILY HOME — 4.7%
40,540	Invitation Homes, Inc. - REIT	1,266,064
	REITS-TIMBER — 2.3%
20,447	Weyerhaeuser Co. - REIT	616,068
	TOTAL COMMON STOCKS
	(Cost $23,617,028)	26,293,141
	SHORT-TERM INVESTMENTS — 1.9%
509,315	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio - Institutional Class, 4.59%[1]	509,315
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $509,315)	509,315
	TOTAL INVESTMENTS — 99.6%
	(Cost $24,126,343)	26,802,456
	Other Assets in Excess of Liabilities — 0.4%	96,008
	TOTAL NET ASSETS — 100.0%	$26,898,464

REIT – Real Estate Investment Trusts

[1]The rate is the annualized seven-day yield at period end.